Expense Example {- Fidelity® Series Value Discovery Fund} - 01.31 Fidelity Series Value Discovery Fund Series PRO-10 - Fidelity® Series Value Discovery Fund - Fidelity Series Value Discovery Fund-Default
Apr. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none